Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	$ 9,574,552	$ 10,422,148
Gross Amounts Offset in the Statements of Financial Condition	(3,112,070)	(3,080,139)
Net Amounts Presented in the Statement of Financial Condition	6,462,482	7,342,009
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	7,228,527	9,894,085
Gross Amounts Offset in the Statements of Financial Condition	(1,519,724)	(3,011,012)
Net Amounts Presented in the Statement of Financial Condition	5,708,803	6,883,073
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	2,346,025	528,063
Gross Amounts Offset in the Statements of Financial Condition	(1,592,346)	(69,127)
Net Amounts Presented in the Statement of Financial Condition	753,679	458,936
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	6,545,454	6,133,459
Gross Amounts Offset in the Statements of Financial Condition	(2,474,987)	(1,460,038)
Net Amounts Presented in the Statement of Financial Condition	4,070,467	4,673,421
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	4,533,559	5,404,721
Gross Amounts Offset in the Statements of Financial Condition	(797,767)	(1,139,524)
Net Amounts Presented in the Statement of Financial Condition	3,735,792	4,265,197
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	2,011,895	728,738
Gross Amounts Offset in the Statements of Financial Condition	(1,677,220)	(320,514)
Net Amounts Presented in the Statement of Financial Condition	$ 334,675	$ 408,224